Preferred Stock	12 Months Ended
Dec. 31, 2011
Preferred Stock [Abstract]
Preferred Stock

We are authorized to issue 20 million shares of preferred stock and 4 million shares of preference stock, both without par value. Preferred shares outstanding rank senior to common shares both as to dividends and liquidation preference but have no general voting rights. We have not issued any preference shares under this authorization. If issued, preference shares would be limited to one vote per share. Our total issued and outstanding preferred stock includes Dividend Equalization Preferred (DEP) shares and Series I, J, K and L, which are presented in the following two tables, and Employee Stock Ownership Plan (ESOP) Cumulative Convertible Preferred Stock, which is presented in the table on the following page.

	December 31,
	2011		2010
	Liquidation	Shares	Liquidation	Shares
	preference	authorized	preference	authorized
	per share	and designated	per share	and designated
DEP Shares
Dividend Equalization Preferred Shares	$10	97,000	$10	97,000
Series A
Non-Cumulative Perpetual Preferred Stock	-	-	100,000	25,001
Series B
Non-Cumulative Perpetual Preferred Stock	-	-	100,000	17,501
Series G
7.25% Class A Preferred Stock	15,000	50,000	15,000	50,000
Series H
Floating Class A Preferred Stock	20,000	50,000	20,000	50,000
Series I
5.80% Fixed to Floating Class A Preferred Stock	100,000	25,010	100,000	25,010
Series J
8.00% Non-Cumulative Perpetual Class A Preferred Stock	1,000	2,300,000	1,000	2,300,000
Series K
7.98% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	1,000	3,500,000	1,000	3,500,000
Series L
7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock	1,000	4,025,000	1,000	4,025,000
Total		10,047,010		10,089,512

	December 31, 2011				December 31, 2010
	Shares				Shares
	issued and	Carrying			issued and		Carrying
(in millions, except shares)	outstanding	Par value	value	Discount	outstanding	Par value	value	Discount
DEP Shares
Dividend Equalization Preferred Shares	96,546	$-	-	-	96,546	$-	-	-
Series I (1)
5.80% Fixed to Floating Class A Preferred Stock	25,010	2,501	2,501	-	-	-	-	-
Series J (1)
8.00% Non-Cumulative Perpetual Class A
Preferred Stock	2,150,375	2,150	1,995	155	2,150,375	2,150	1,995	155
Series K (1)
7.98% Fixed-to-Floating Non-Cumulative
Perpetual Class A Preferred Stock	3,352,000	3,352	2,876	476	3,352,000	3,352	2,876	476
Series L (1)
7.50% Non-Cumulative Perpetual
Convertible Class A Preferred Stock	3,968,000	3,968	3,200	768	3,968,000	3,968	3,200	768
Total	9,591,931	$11,971	10,572	1,399	9,566,921	$9,470	8,071	1,399

  Preferred shares qualify as Tier 1 capital.

In March 2011, the Company issued Series I preferred stock (25,010 shares with a par value of $2.5 billion) to an unconsolidated wholly-owned trust. We have the option to redeem this Series I Preferred Stock at any time, in whole or in part, at a redemption price equal to $100,000 per share.

              In 2011, we redeemed $9.2 billion of trust preferred securities of which $5.8 billion settled in October 2011. Prior to the October 2011 redemption, we had a commitment to issue Series A preferred stock ($2.5 billion) and Series B preferred stock ($1.8 billion) to unconsolidated wholly-owned trusts. Effective with the redemption, the commitment has been eliminated. See Note 8 for additional information on our trust preferred securities. We do not have a commitment to issue Series G or H preferred stock.

ESOP Cumulative Convertible Preferred Stock All shares of our ESOP Cumulative Convertible Preferred Stock (ESOP Preferred Stock) were issued to a trustee acting on behalf of the Wells Fargo & Company 401(k) Plan (the 401(k) Plan). Dividends on the ESOP Preferred Stock are cumulative from the date of initial issuance and are payable quarterly at annual rates based upon the year of issuance. Each share of ESOP Preferred Stock released from the unallocated reserve of the 401(k) Plan is converted into shares of our common stock based on the stated value of the ESOP Preferred Stock and the then current market price of our common stock. The ESOP Preferred Stock is also convertible at the option of the holder at any time, unless previously redeemed. We have the option to redeem the ESOP Preferred Stock at any time, in whole or in part, at a redemption price per share equal to the higher of (a) $1,000 per share plus accrued and unpaid dividends or (b) the fair market value, as defined in the Certificates of Designation for the ESOP Preferred Stock.

	Shares issued and outstanding		Carrying value		Adjustable
	December 31,		December 31,		dividend rate
(in millions, except shares)	2011	2010	2011	2010	Minimum	Maximum
ESOP Preferred Stock
$1,000 liquidation preference per share
2011	370,280	-	$370	-	9.00%	10.00
2010	231,361	287,161	232	287	9.50	10.50
2008	89,154	104,854	89	105	10.50	11.50
2007	68,414	82,994	69	83	10.75	11.75
2006	46,112	58,632	46	59	10.75	11.75
2005	30,092	40,892	30	41	9.75	10.75
2004	17,115	26,815	17	27	8.50	9.50
2003	6,231	13,591	6	13	8.50	9.50
2002	-	3,443	-	3	10.50	11.50
Total ESOP Preferred Stock (1)	858,759	618,382	$859	618
Unearned ESOP shares (2)			$(926)	(663)

  At December 31, 2011 and December 31, 2010, additional paid-in capital included $67 million and $45 million, respectively, related to preferred stock.
  We recorded a corresponding charge to unearned ESOP shares in connection with the issuance of the ESOP Preferred Stock. The unearned ESOP shares are reduced as shares of the ESOP Preferred Stock are committed to be released.